SCHEDULE VI - Supplementary Information for Property-Casualty Insurance Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Deferred policy acquisition costs	$ 1,085.0	$ 877.9	$ 786.6
Reserves for losses and loss adjustment expenses	2,607.1	3,134.3	2,448.9
Unearned premiums	4,384.8	3,651.5	3,149.5
Net premiums earned	2,293.7	2,258.1	1,832.6
Net investment income	184.0	190.5	119.5
Loss and loss expenses incurred related to current year	(1,092.8)	(1,031.2)	(761.7)
Loss and loss expenses incurred related to prior year	3.0	(124.6)	62.9
Policy acquisition expenses	990.1	999.7	723.8
Net paid losses and loss expenses	1,582.7	595.2	439.5
Net premiums written	$ 3,008.6	$ 2,394.6	$ 2,136.6